Earnings (loss) per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Numerator:
Profit (loss) attributable to the Parent (US$'000)		$ (280,601)	$ 43,661	[1]	$ (678)
Denominator:
Weighted average basic shares outstanding		169,152,905	171,406,272	[1]	171,949,128
Basic (loss) earnings per ordinary share (US$)		$ (1.66)	$ 0.25	[1]	$ 0.00
Numerator:
Profit (loss) attributable to the Parent (US$'000)		$ (280,601)	$ 43,661	[1]	$ (678)
Denominator:
Weighted average basic shares outstanding		169,152,905	171,406,272	[1]	171,949,128
Effect of dilutive securities	[1]		123,340.00
Weighted average dilutive shares outstanding		169,152,905	171,529,612	[1]	171,949,128
Diluted (loss) earnings per ordinary share (US$)		$ (1.66)	$ 0.25	[1]	$ 0.00

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.